UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2016

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Segall Bryant & Hamill Emerging Markets Fund
(Class A: SBHEX)
(Class I: SBEMX)

Segall Bryant & Hamill International Small Cap Fund
(Class A: SBHSX)
(Class I: SBSIX)

ANNUAL REPORT
October 31, 2016

Segall Bryant & Hamill Emerging Markets Fund
Segall Bryant & Hamill International Small Cap Fund
Each a series of Investment Managers Series Trust

Table of Contents

Segall Bryant & Hamill Emerging Markets Fund
Shareholder Letter	1
Fund Performance	4
Schedule of Investments	6
Statement of Assets and Liabilities	19
Statement of Operations	20
Statements of Changes in Net Assets	21
Financial Highlights	22
Segall Bryant & Hamill International Small Cap Fund
Shareholder Letter	24
Fund Performance	27
Schedule of Investments	29
Statement of Assets and Liabilities	43
Statement of Operations	44
Statements of Changes in Net Assets	45
Financial Highlights	46
Notes to Financial Statements	48
Report of Independent Registered Public Accounting Firm	60
Supplemental Information	61
Expense Examples	64

This report and the financial statements contained herein are provided for the general information of the shareholders of the Segall Bryant & Hamill Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.sbhfunds.com

IMST Annual Letter – SBEMX & SBHEX
As of October 31, 2016

Segall Bryant & Hamill Emerging Markets Fund (SBEMX & SBHEX):

For the last 12 months ending October 31, 2016, emerging markets gained 9.27%, as measured by the MSCI Emerging Markets Index. This positive performance stood in sharp contrast to a challenging 2015 for the asset class. For the period, Brazil was the standout country, returning +70.7%, as positive investor sentiment returned to the market with the impeachment of President Dilma Rousseff and the perception that Brazilian economic growth will arrive sooner than previously anticipated as economic reforms have proceeded more rapidly than previously expected. In addition, Hungary (+42.9%), Indonesia (+32.3%), Peru (+39.9%) and Egypt (+19.0%) contributed solid performance to the index. Greece was the largest detractor for the period, with a return of -42.1%, as the Greek economy remains in a depressed state due to the reforms that have been put in place to meet demands of European creditors to qualify for debt relief. Energy was the best-performing sector for the period, returning +21.3%, on the back of a rise in crude oil prices from the lows in the mid-$20 per barrel range in January to a close of $46.86 barrel on October 31st. Healthcare (-4.0%), Industrials (-3.5%) and Telecommunications (-1.6%) were the only sectors that ended the period with negative returns. The Emerging Markets Class I portfolio returned 10.54% for the last 12 months, outperforming the index by 1.27%. For the three-year period ending October 31, 2016, the portfolio has trailed the index by -0.97%, but has slightly outperformed the benchmark since inception by 0.12%. The Emerging Markets Class A portfolio returned 10.42% for the last 12 months, outperforming the index by 1.15%.

On balance, the market environment has favored growth stocks over value stocks this year, with growth ending up a little bit more than 1% ahead, as measured by the MSCI Emerging Markets Growth and Value indices. However, the growth advantage was as much as 4% as of late September before a strong value rally. This year has continued a stretch of growth markets dating back over five years in which growth has led value by an annualized 3.6%.

Our stock selection outperformance was broad-based, with the portfolio stocks beating the benchmark in more than three-quarters of all countries. Stock selection in China and India were the largest individual contributors to outperformance. Our balanced approach, using valuation coupled with measures of company strength, enabled the portfolio to perform well despite the growth headwind. This past growth leadership has created a strong valuation opportunity in that valuation spreads, a measure of how wide the valuation gap is between cheap and expensive companies, have continued to widen and appear to be at attractive levels. This positioning is supportive for our valuation-based approach and has us optimistic about our prospects going forward.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (866) 490-4999.

SEGALL BRYANT & HAMILL
540 West Madison Street, Suite 1900
Chicago, IL 60661

Thank you for your continued support.
Scott Decatur, Ph.D.
Principal, Senior Portfolio Manager
Nicholas Fedako, CFA
Associate Portfolio Manager

The views in this letter were as of October 31st and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Market Risk: The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity Risk: The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. Foreign Investment Risk: The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.

SEGALL BRYANT & HAMILL
540 West Madison Street, Suite 1900
Chicago, IL 60661

Emerging Market Risk: Many of the risks with respect to foreign investments are more pronounced for investments in issuers in or tied economically to developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Management and Strategy Risk: The value of your investment depends on the judgment of the Fund’s advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Fund’s advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

SEGALL BRYANT & HAMILL
540 West Madison Street, Suite 1900
Chicago, IL 60661

Segall Bryant & Hamill Emerging Markets Fund
FUND PERFORMANCE at October 31, 2016 (Unaudited)

This graph compares a hypothetical $1,000,000 investment in the Fund’s Class I shares, made at its inception, with a similar investment in the MSCI Emerging Markets Index. The performance graph above is shown for the Fund’s Class I shares, Class A shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI Emerging Markets Index captures large and mid cap representation across 23 Emerging Markets (EM) countries. With 834 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. The index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Return as of October 31, 2016	1 Year	5 Years	Since Inception	Inception Date
Before deducting maximum sales charge
Class A¹	10.42%	-	-5.11%	06/30/14
Class I²	10.54%	1.48%	-1.81%	06/30/11
After deducting maximum sales charge
Class A¹	4.10%	-	-7.47%	06/30/14
MSCI Emerging Markets Index	9.27%	0.55%	-1.93%	06/30/11

¹
The maximum sales charge for Class A shares were 5.75%. No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

²	Class I shares do not have an initial or contingent deferred sales charge.

The Fund acquired the assets and liabilities of the Philadelphia International Emerging Markets Fund (The “Predecessor Fund”), a series of Glenmede Fund Inc. on October 29, 2015. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the graph and the performance table above for the periods prior to October 29, 2015, reflect the performance of the Predecessor Fund.

Segall Bryant & Hamill Emerging Markets Fund
FUND PERFORMANCE at October 31, 2016 (Unaudited) - Continued

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (866) 490-4999.

Gross and net expense ratios for the Class A shares were 5.00% and 1.48%, respectively, and for Class I shares were 4.75% and 1.23% respectively, which were the amounts stated in the current prospectus dated March 1, 2016. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.48% and 1.23% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is in effect until October 30, 2017, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Shares redeemed within 90 days of purchase will be charged 2.00% redemption fee.

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2016

Number of Shares		Value

	COMMON STOCKS – 96.6%
	BERMUDA – 0.1%
2,367	Ocean Wilsons Holdings Ltd.	$27,451

	BRAZIL – 5.4%
7,500	Banco Bradesco S.A.	74,554
14,554	Banco Bradesco S.A. - ADR	151,507
8,000	Banco Santander Brasil S.A. - ADR	65,440
5,800	Braskem S.A. - ADR	102,950
5,000	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	52,600
700	Cia de Saneamento de Minas Gerais-COPASA	7,307
2,500	Cielo S.A.	25,376
8,800	Cosan Ltd. - Class A	78,320
6,800	Cosan S.A. Industria e Comercio	91,434
20,700	Direcional Engenharia S.A.	35,797
41,400	JBS S.A.	125,938
4,200	Petroleo Brasileiro S.A. - ADR *	46,452
37,100	QGEP Participacoes S.A.	64,158
2,000	Raia Drogasil S.A.	44,398
3,500	Ser Educacional S.A. [1]	22,664
1,900	Telefonica Brasil S.A. - ADR	27,360
25,000	TPI - Triunfo Participacoes e Investimentos S.A.	27,804
		1,044,059
	CHILE – 0.9%
120,178	AES Gener S.A.	40,946
900	Banco Santander Chile - ADR	20,565
2,412	Inversiones La Construccion S.A.	29,491
34,306	Salfacorp S.A.	27,852
72,420	Socovesa S.A.	23,060
3,020,609	Vina San Pedro Tarapaca S.A.	34,959
		176,873
	CHINA – 26.3%
91,000	361 Degrees International Ltd.	34,262
495,000	Agricultural Bank of China Ltd. - Class H	208,707
56,000	Air China Ltd. - Class H	36,825
4,500	Alibaba Group Holding Ltd. - ADR *	457,605
32,000	Anhui Expressway Co., Ltd. - Class H	25,829
46,000	AVIC International Holdings Ltd. - Class H	25,979
200	Baidu, Inc. - ADR *	35,372
467,000	Bank of China Ltd. - Class H	209,547
50,000	Bank of Chongqing Co., Ltd. - Class H	40,229
48,000	Baoye Group Co., Ltd. - Class H	37,134
36,000	Boyaa Interactive International Ltd. *	20,981
39,000	BYD Electronic International Co., Ltd.	30,775
48,000	Central China Real Estate Ltd.	10,521
45,000	China Aoyuan Property Group Ltd.	10,618

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2016

Number of Shares		Value

	COMMON STOCKS (Continued)
	CHINA (Continued)
163,000	China Cinda Asset Management Co., Ltd. - Class H	$58,638
51,000	China CITIC Bank Corp. Ltd. - Class H	32,945
130,000	China Communications Services Corp. Ltd. - Class H	77,273
469,000	China Construction Bank Corp. - Class H	343,483
245,000	China Everbright Bank Co., Ltd. - Class H	111,829
12,000	China Harmony New Energy Auto Holding Ltd.	5,570
34,000	China High Speed Transmission Equipment Group Co., Ltd.	35,291
15,000	China Hongqiao Group Ltd.	13,423
58,000	China Lesso Group Holdings Ltd.	42,552
68,000	China Lumena New Materials Corp. * 2	—
6,000	China Metal Recycling Holdings Ltd. * 2	—
20,500	China Mobile Ltd.	234,853
2,000	China Oriental Group Co., Ltd. * 2	—
156,000	China Petroleum & Chemical Corp. - Class H	113,647
66,000	China Power International Development Ltd.	24,083
16,000	China Resources Power Holdings Co., Ltd.	27,191
43,000	China SCE Property Holdings Ltd.	13,140
32,500	China Shenhua Energy Co., Ltd. - Class H	67,635
37,000	China Singyes Solar Technologies Holdings Ltd.	17,652
406,000	China Suntien Green Energy Corp. Ltd. - Class H	54,443
114,000	China Telecom Corp. Ltd. - Class H	58,943
30,000	China Water Affairs Group Ltd.	21,816
40,000	China Yongda Automobiles Services Holdings Ltd.	20,837
2,400	China Yuchai International Ltd.	26,736
35,200	China Zhongwang Holdings Ltd.	16,294
36,000	Chongqing Rural Commercial Bank Co., Ltd. - Class H	21,584
44,000	CIFI Holdings Group Co., Ltd.	12,992
15,400	Comba Telecom Systems Holdings Ltd.	2,740
480,000	Concord New Energy Group Ltd.	24,137
84,000	Country Garden Holdings Co., Ltd.	43,757
650,000	CP Pokphand Co., Ltd.	82,972
30,000	CSPC Pharmaceutical Group Ltd.	31,100
95,000	Geely Automobile Holdings Ltd.	97,994
59,000	Goldlion Holdings Ltd.	23,507
55,500	Great Wall Motor Co., Ltd. - Class H	54,172
18,000	Guangzhou Automobile Group Co., Ltd. - Class H	21,770
16,800	Guangzhou R&F Properties Co., Ltd. - Class H	23,741
51,500	Guolian Securities Co., Ltd. - Class H	27,226
185,000	Harbin Bank Co., Ltd. - Class H [1]	57,010
35,000	Hua Hong Semiconductor Ltd. [1]	41,428
94,000	Huaneng Renewables Corp. Ltd. - Class H	31,634
84,000	Huishang Bank Corp. Ltd. - Class H	40,399
302,000	Industrial & Commercial Bank of China Ltd. - Class H	181,848
22,000	Kingboard Chemical Holdings Ltd.	65,101

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2016

Number of Shares		Value

	COMMON STOCKS (Continued)
	CHINA (Continued)
73,000	Kingboard Laminates Holdings Ltd.	$65,511
58,000	Kunlun Energy Co., Ltd.	43,899
13,000	KWG Property Holding Ltd.	7,543
33,000	Lee & Man Paper Manufacturing Ltd.	24,807
24,000	Longfor Properties Co., Ltd.	31,874
98,000	Modern Land China Co., Ltd.	13,647
900	NetEase, Inc. - ADR	231,291
12,000	Nexteer Automotive Group Ltd.	15,813
46,000	Powerlong Real Estate Holdings Ltd.	15,658
34,000	Qingdao Port International Co., Ltd. - Class H [1]	20,736
92,000	Qingling Motors Co., Ltd. - Class H	28,470
11,000	Road King Infrastructure Ltd.	9,347
19,000	Shimao Property Holdings Ltd.	25,429
52,000	Sichuan Expressway Co., Ltd. - Class H	20,919
124,000	Sihuan Pharmaceutical Holdings Group Ltd.	29,739
66,000	Sinopec Shanghai Petrochemical Co., Ltd. - Class H	33,700
7,600	Sinopharm Group Co., Ltd. - Class H	36,993
36,000	Skyworth Digital Holdings Ltd.	23,302
40,000	Sun Art Retail Group Ltd.	28,212
21,500	Tencent Holdings Ltd.	570,517
6,000	Texhong Textile Group Ltd.	8,448
28,000	Tianneng Power International Ltd.	25,272
108,000	TPV Technology Ltd.	20,610
34,000	Weiqiao Textile Co. - Class H	22,884
194,000	Welling Holding Ltd.	38,772
78,000	Xingda International Holdings Ltd.	32,384
218,000	Xinyi Solar Holdings Ltd. *	80,953
54,000	Xtep International Holdings Ltd.	23,812
32,000	Youyuan International Holdings Ltd. *	7,386
36,000	Yuzhou Properties Co., Ltd.	13,368
		5,039,066
	COLOMBIA – 0.5%
3,668	Bancolombia S.A.	32,328
3,200	Ecopetrol S.A. - ADR *	27,808
148,396	Empresa de Telecomunicaciones de Bogota	29,069
		89,205
	CZECH REPUBLIC – 0.1%
2,968	O2 Czech Republic A.S.	27,233

	EGYPT – 0.5%
9,954	Credit Agricole Egypt SAE	23,540
1,349	ElSewedy Electric Co.	9,525
5,472	Faisal Islamic Bank of Egypt	6,298

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2016

Number of Shares		Value

	COMMON STOCKS (Continued)
	EGYPT (Continued)
52,216	Telecom Egypt Co.	$51,510
		90,873
	GREECE – 0.4%
1,693	Bank of Greece	18,900
804	FF Group *	19,257
1,684	Hellenic Petroleum S.A. *	7,709
2,307	Motor Oil Hellas Corinth Refineries S.A.	27,628
		73,494
	HUNGARY – 0.1%
302	MOL Hungarian Oil & Gas PLC	19,370

	INDIA – 8.8%
1,103	Aditya Birla Nuvo Ltd.	22,930
755	Alkem Laboratories Ltd.	18,743
26,333	Balrampur Chini Mills Ltd.	45,925
12,719	DCM Shriram Ltd.	49,857
2,100	Dr Reddy's Laboratories Ltd. - ADR	103,509
13,797	Edelweiss Financial Services Ltd.	25,604
12,519	HCL Technologies Ltd.	143,974
68,564	IFCI Ltd.	26,723
6,326	Indiabulls Housing Finance Ltd. - GDR	80,266
34,068	Indiabulls Real Estate Ltd. - GDR *	44,404
6,184	Indian Bank	21,355
49,961	Jain Irrigation Systems Ltd. - EDR *	40,114
20,329	JM Financial Ltd.	26,748
13,873	Manappuram Finance Ltd.	21,373
10,231	Mphasis Ltd.	78,612
3,775	Muthoot Finance Ltd.	20,555
13,199	NTPC Ltd.	29,864
7,780	Oil & Natural Gas Corp. Ltd.	33,633
16,368	Power Finance Corp. Ltd.	30,564
25,095	Punjab & Sind Bank	20,279
4,465	Reliance Industries Ltd. - GDR [1]	141,541
1,963	State Bank of Bikaner & Jaipur	20,441
2,513	State Bank of Mysore	20,586
2,511	State Bank of Travancore	20,620
6,095	Sun TV Network Ltd.	50,156
9,982	Tata Motors Ltd.	51,760
3,900	Tata Motors Ltd. - ADR	153,699
24,196	Tata Power Co., Ltd.	28,313
7,389	Tata Steel Ltd. - GDR	44,334
3,779	Unichem Laboratories Ltd.	16,448
8,500	Vedanta Ltd. - ADR	102,510
2,090	VST Industries Ltd.	73,686

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2016

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDIA (Continued)
7,600	Wipro Ltd. - ADR	$73,492
		1,682,618
	INDONESIA – 3.0%
372,500	Adaro Energy Tbk P.T.	45,249
29,700	Adira Dinamika Multi Finance Tbk P.T.	14,852
346,800	Agung Podomoro Land Tbk P.T. *	7,655
678,900	Bank Bukopin Tbk	35,901
80,100	Bank Negara Indonesia Persero Tbk P.T.	34,224
471,800	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk P.T.	57,493
267,800	Bank Tabungan Negara Persero Tbk P.T.	39,201
172,800	Gajah Tunggal Tbk P.T. *	16,554
347,300	Indah Kiat Pulp & Paper Corp. Tbk P.T.	28,214
68,300	Indofood Sukses Makmur Tbk P.T.	44,494
351,100	Japfa Comfeed Indonesia Tbk P.T.	50,722
20,000	Matahari Department Store Tbk P.T.	27,629
4,000	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	129,960
60,200	Tempo Scan Pacific Tbk P.T.	9,920
338,500	Tunas Baru Lampung Tbk P.T.	29,056
		571,124
	MALAYSIA – 2.5%
13,700	AEON Credit Service M Bhd	48,138
69,200	AirAsia Bhd	45,693
66,600	AirAsia X Bhd *	6,668
27,300	Alliance Financial Group Bhd	25,966
19,200	AMMB Holdings Bhd	19,223
25,200	Axiata Group Bhd	29,555
14,896	Boustead Holdings Bhd	7,776
14,800	Malaysian Pacific Industries Bhd	27,907
33,100	Matrix Concepts Holdings Bhd	20,436
97,400	Media Prima Bhd	27,862
40,200	Padini Holdings Bhd	27,119
29,100	RHB Bank Bhd	33,505
79,200	Supermax Corp. Bhd	40,969
23,100	Tenaga Nasional Bhd	78,964
22,300	Tropicana Corp. Bhd	5,422
13,700	Unisem M Bhd	8,328
36,800	UOA Development Bhd	22,633
		476,164
	MEXICO – 3.5%
41,000	Alpek S.A.B. de C.V.	61,041
5,900	America Movil S.A.B. de C.V. - ADR	77,526
23,900	Fibra Shop Portafolios Inmobiliarios SAPI de C.V. - REIT	20,055

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2016

Number of Shares		Value

	COMMON STOCKS (Continued)
	MEXICO (Continued)
18,400	Gentera S.A.B. de C.V.	$36,311
1,845	Gruma S.A.B. de C.V. - Class B	25,599
4,400	Grupo Financiero Banorte S.A.B. de C.V. - Class O	25,912
17,700	Grupo Mexico S.A.B. de C.V.	43,611
16,800	Industrias Bachoco S.A.B. de C.V.	74,396
25,800	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	55,638
23,600	Macquarie Mexico Real Estate Management S.A. de C.V. - REIT *	29,729
54,300	Nemak S.A.B. de C.V. [1]	56,366
44,000	OHL Mexico S.A.B. de C.V. *	51,820
13,900	Prologis Property Mexico S.A. de C.V. - REIT	23,371
13,400	Rassini S.A.B. de C.V. - Class A	31,038
10,300	Vitro S.A.B. de C.V.	33,923
10,900	Wal-Mart de Mexico S.A.B. de C.V.	23,062
		669,398
	PERU – 0.2%
61,923	Ferreycorp S.A.A.	30,745
222	Intercorp Financial Services, Inc.	6,927
		37,672
	PHILIPPINES – 1.3%
181,500	8990 Holdings, Inc.	26,679
10,980	Cebu Air, Inc.	23,820
166,000	Cosco Capital, Inc.	29,106
117,900	Filinvest Development Corp.	19,892
81,600	LT Group, Inc.	24,334
30,500	San Miguel Corp.	50,705
6,150	San Miguel Pure Foods Co., Inc.	28,577
26,580	Union Bank of the Philippines	41,141
		244,254
	POLAND – 1.0%
326	Bank Zachodni WBK S.A.	26,341
12,087	Enea S.A. *	30,931
1,300	Lubelski Wegiel Bogdanka S.A. *	23,029
2,045	Polski Koncern Naftowy ORLEN S.A.	40,553
4,816	Powszechny Zaklad Ubezpieczen S.A.	33,438
9,745	Tauron Polska Energia S.A. *	6,582
2,613	Warsaw Stock Exchange	26,048
		186,922
	QATAR – 1.1%
4,591	Aamal Co. *	17,146
2,264	Ooredoo QSC	60,305
3,145	Qatar Industrial Manufacturing Co. QSC	36,963
1,392	Qatar National Bank SAQ	61,160

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2016

Number of Shares		Value

	COMMON STOCKS (Continued)
	QATAR (Continued)
7,971	Salam International Investment Ltd. QSC	$24,297
1,277	United Development Co. QSC	6,978
		206,849
	RUSSIA – 3.5%
21,100	Bank St Petersburg PJSC	19,302
907	Cherkizovo Group PJSC	10,658
25,487	Gazprom PJSC - ADR	110,104
893,000	Inter RAO UES PJSC	47,889
8,836	LSR Group PJSC - GDR	25,006
4,686	Lukoil PJSC - ADR	228,442
8,600	Nizhnekamskneftekhim PJSC	10,038
32,000	Protek PJSC	49,715
56,740	Sberbank of Russia PJSC	131,913
3,173	Sistema PJSC FC - GDR	23,702
88	VSMPO-AVISMA Corp. PJSC	17,836
		674,605
	SOUTH AFRICA – 6.9%
6,773	African Oxygen Ltd.	9,910
2,000	AngloGold Ashanti Ltd. - ADR *	27,480
14,391	Ascendis Health Ltd.	28,977
530	Assore Ltd.	7,173
3,569	Astral Foods Ltd.	32,318
6,129	Barclays Africa Group Ltd.	71,073
3,238	Barloworld Ltd.	20,974
58,902	Delta Property Fund Ltd. - REIT	33,593
2,668	Exxaro Resources Ltd.	19,628
11,484	Imperial Holdings Ltd.	145,060
7,679	Liberty Holdings Ltd.	66,033
9,406	Life Healthcare Group Holdings Ltd.	25,113
21,039	Murray & Roberts Holdings Ltd.	14,402
1,692	Naspers Ltd. - N Shares	283,581
2,151	Nedbank Group Ltd.	35,175
17,138	Octodec Investments Ltd.	27,543
4,335	Pick n Pay Stores Ltd.	21,215
10,879	Raubex Group Ltd.	20,275
24,001	RCL Foods Ltd.	24,475
8,761	Rebosis Property Fund Ltd. - REIT	7,407
8,429	RMB Holdings Ltd.	37,207
12,144	Sappi Ltd. *	67,548
674	Sasol Ltd.	18,716
2,600	Sibanye Gold Ltd. - ADR	29,120
5,389	Standard Bank Group Ltd.	57,176
24,449	Stenprop Ltd.	34,270

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2016

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH AFRICA (Continued)
27,847	Telkom S.A. SOC Ltd.	$128,477
3,957	Truworths International Ltd.	20,968
		1,314,887
	SOUTH KOREA – 13.7%
2,851	Aju Capital Co., Ltd.	17,117
495	Daewoong Co., Ltd.	19,034
1,540	Daishin Securities Co., Ltd.	14,199
3,598	DGB Financial Group, Inc.	30,186
553	Doosan Corp.	49,537
546	GS Holdings Corp.	24,383
3,025	Hana Financial Group, Inc.	86,712
1,161	Hankook Tire Co., Ltd.	56,008
269	Hanwha Chemical Corp.	6,359
1,703	Hanwha Corp.	55,589
5,710	Hitejinro Holdings Co., Ltd.	59,633
300	Hyosung Corp.	35,132
1,100	Hyundai Engineering & Construction Co., Ltd.	39,847
919	Hyundai Marine & Fire Insurance Co., Ltd.	28,391
504	Hyundai Mobis Co., Ltd.	120,687
739	Hyundai Motor Co.	90,417
1,389	It's Skin Co., Ltd.	56,143
800	KB Financial Group, Inc. - ADR	29,584
844	KB Insurance Co., Ltd.	21,354
1,954	Kia Motors Corp.	69,502
526	KISCO Corp.	17,284
1,586	Korea Electric Power Corp.	68,264
71	Korea Petrochemical Ind Co., Ltd.	12,689
1,300	KT Corp. - ADR	20,787
387	KT&G Corp.	38,218
1,302	LG Corp.	69,751
3,174	LG Display Co., Ltd.	75,727
1,422	LG Electronics, Inc.	59,403
5,159	LG Uplus Corp.	53,202
195	Lotte Chemical Corp.	49,165
556	LS Corp.	26,676
76	NCSoft Corp.	17,568
2,888	NH Investment & Securities Co., Ltd.	25,492
3,902	Partron Co., Ltd.	30,520
1,600	POSCO - ADR	83,120
399	S-Oil Corp.	27,373
941	Samjin Pharmaceutical Co., Ltd.	25,987
502	Samsung Electronics Co., Ltd.	719,054
286	Samyang Corp.	25,744

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2016

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
600	Shinhan Financial Group Co., Ltd. - ADR	$23,184
382	Shinyoung Securities Co., Ltd.	16,592
1,773	SK Hynix, Inc.	63,529
342	SK Innovation Co., Ltd.	45,281
448	Soulbrain Co., Ltd.	24,431
1,924	Tongyang Life Insurance Co., Ltd.	20,177
6,203	Woori Bank	67,763
		2,616,795
	TAIWAN – 12.1%
9,000	AcBel Polytech, Inc.	6,673
51,000	AmTRAN Technology Co., Ltd.	40,402
218,000	AU Optronics Corp.	82,896
133,000	Capital Securities Corp.	33,295
32,000	Charoen Pokphand Enterprise	45,580
51,000	Cheng Loong Corp.	18,504
13,000	Cheng Shin Rubber Industry Co., Ltd.	26,488
15,000	Chin-Poon Industrial Co., Ltd.	28,757
86,000	China Bills Finance Corp.	34,474
163,000	China Life Insurance Co., Ltd.	150,565
27,000	China Metal Products	26,651
24,000	China Motor Corp.	18,823
126,000	Chung Hwa Pulp Corp.	35,735
1,000	Chunghwa Telecom Co., Ltd. - ADR	34,150
1,000	Cleanaway Co., Ltd.	5,324
129,000	Compal Electronics, Inc.	76,850
52,779	Elitegroup Computer Systems Co., Ltd.	22,578
20,000	Everlight Electronics Co., Ltd.	30,199
7,000	Farglory Land Development Co., Ltd.	8,052
21,000	Feng Hsin Steel Co., Ltd.	27,882
43,000	Formosa Advanced Technologies Co., Ltd.	30,113
6,000	Formosa Petrochemical Corp.	20,059
24,280	Foxconn Technology Co., Ltd.	70,477
26,000	Fubon Financial Holding Co., Ltd.	36,910
41,000	Great Wall Enterprise Co., Ltd.	37,352
6,473	Hon Hai Precision Industry Co., Ltd.	17,496
4,000	Huaku Development Co., Ltd.	7,047
89,000	Industrial Bank of Taiwan	22,647
34,000	King Yuan Electronics Co., Ltd.	29,898
44,000	King's Town Bank Co., Ltd.	36,042
13,000	Kinsus Interconnect Technology Corp.	30,031
62,525	Lien Hwa Industrial Corp.	42,400
56,214	Lite-On Technology Corp.	80,694
54,000	Long Chen Paper Co., Ltd.	25,667

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2016

Number of Shares		Value

	COMMON STOCKS (Continued)
	TAIWAN (Continued)
34,000	Pegatron Corp.	$91,579
35,000	Powertech Technology, Inc.	99,929
86,000	Prince Housing & Development Corp.	27,252
22,000	Radiant Opto-Electronics Corp.	37,158
22,000	Systex Corp.	37,088
13,000	Taiwan Mobile Co., Ltd.	45,520
17,400	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	541,140
15,000	Tong Yang Industry Co., Ltd.	34,889
46,000	Tung Ho Steel Enterprise Corp.	29,372
13,000	United Integrated Services Co., Ltd.	19,506
12,507	Win Semiconductors Corp.	34,758
7,435	Wisdom Marine Lines Co., Ltd. *	6,738
64,000	WPG Holdings Ltd.	75,038
		2,320,678
	THAILAND – 2.3%
58,330	AP Thailand PCL	11,834
28,000	BJC Heavy Industries PCL	4,920
25,900	Dhipaya Insurance PCL	31,082
60,600	GFPT PCL	26,320
14,300	Glow Energy PCL	31,462
24,300	Indorama Ventures PCL	20,309
306,000	IRPC PCL	41,794
19,800	Kiatnakin Bank PCL	33,097
50,700	Krung Thai Bank PCL	24,917
4,600	PTT PCL	45,478
219,750	SC Asset Corp. PCL	21,726
9,400	SPCG PCL	5,479
12,800	Sri Ayudhya Capital PCL	12,069
19,700	Star Petroleum Refining PCL [1]	7,093
17,700	Supalai PCL	12,340
21,500	Thai Oil PCL	43,003
67,300	Thai Vegetable Oil PCL	64,420
		437,343
	TURKEY – 1.4%
8,777	Anadolu Cam Sanayii A.S. *	6,354
6,822	Eczacibasi Yatirim Holding Ortakligi A.S.	27,823
50,703	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	64,069
10,901	Is Gayrimenkul Yatirim Ortakligi A.S. - REIT	5,531
22,722	Is Yatirim Menkul Degerler A.S.	7,857
3,112	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	6,638
18,869	Soda Sanayii A.S.	26,221
2,661	Tekfen Holding A.S.	6,750

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2016

Number of Shares		Value

	COMMON STOCKS (Continued)
	TURKEY (Continued)
13,267	Torunlar Gayrimenkul Yatirim Ortakligi A.S. - REIT	$21,009
18,096	Turkiye Halk Bankasi A.S.	54,973
31,686	Turkiye Sise ve Cam Fabrikalari A.S.	33,280
		260,505
	UNITED ARAB EMIRATES – 1.0%
35,976	Al Waha Capital PJSC	18,414
42,091	Aldar Properties PJSC	30,253
60,493	DAMAC Properties Dubai Co. PJSC	36,233
35,719	Dubai Islamic Bank PJSC	50,958
11,802	Emaar Properties PJSC	22,396
1,097	NMC Health PLC	19,617
39,878	RAK Properties PJSC	6,732
		184,603
	TOTAL COMMON STOCKS (Cost $16,859,607)	18,472,041

	PREFERRED STOCKS – 3.4%
	BRAZIL – 2.3%
12,677	Banco ABC Brasil S.A.	61,082
15,200	Banco do Estado do Rio Grande do Sul S.A.	64,762
1,937	Cia de Gas de Sao Paulo - COMGAS	31,555
8,400	Cia de Saneamento do Parana	25,790
2,400	Cia Paranaense de Energia	27,481
46,134	Itausa - Investimentos Itau S.A.	136,436
53,100	Klabin S.A.	47,743
11,900	Suzano Papel e Celulose S.A.	41,978
		436,827
	COLOMBIA – 0.2%
3,508	Banco Davivienda S.A.	35,701

	SOUTH KOREA – 0.9%
139	LG Chem Ltd.	21,866
134	Samsung Electronics Co., Ltd.	154,230
		176,096
	TOTAL PREFERRED STOCKS (Cost $498,158)	648,624

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2016

Number of Shares		Value

	RIGHTS – 0.0%
	TAIWAN – 0.0%
8,905	Long Chen Paper Co., Ltd. (Expires 11/8/2016)*	$42

	TOTAL RIGHTS (Cost $—)	42

	UNITS – 0.1%
	THAILAND – 0.1%
46,000	CP Tower Growth Leasehold Property Fund	20,373

	TOTAL UNITS (Cost $20,245)	20,373

Principal Amount

	SHORT-TERM INVESTMENTS – 0.2%
$40,428	UMB Money Market Fiduciary, 0.01%[3]	40,428

	TOTAL SHORT-TERM INVESTMENTS (Cost $40,428)	40,428

	TOTAL INVESTMENTS – 100.3% (Cost $17,418,438)	19,181,508
	Liabilities in Excess of Other Assets – (0.3)%	(51,160)

	TOTAL NET ASSETS – 100.0%	$19,130,348

ADR – American Depositary Receipt
EDR – European Depositary Receipt
GDR – Global Depositary Receipt
PCL – Public Company Limited
PJSC – Public Joint Stock Company
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $346,838.

[2]	Fair value under procedures established by the Board of Trustees, represents 0.00% of Net Assets.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund
SUMMARY OF INVESTMENTS
As of October 31, 2016

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	25.8%
Technology	19.3%
Consumer Discretionary	11.6%
Energy	8.7%
Communications	7.6%
Consumer Staples	7.4%
Materials	6.9%
Industrials	4.1%
Utilities	3.3%
Health Care	1.9%
Total Common Stocks	96.6%
Preferred Stocks
Financials	1.6%
Technology	0.8%
Materials	0.6%
Utilities	0.4%
Total Preferred Stocks	3.4%
Rights
Materials	0.0%
Total Rights	0.0%
Units
Financials	0.1%
Total Units	0.1%
Short-Term Investments	0.2%
Total Investments	100.3%
Liabilities in Excess of Other Assets	(0.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund
STATEMENT OF ASSETS AND LIABILITIES
As of October 31, 2016

Assets:
Investments, at value (cost $17,418,438)	$19,181,508
Cash	411
Receivables:
Due from Advisor	34,333
Dividends and interest	19,797
Prepaid expenses	3,218
Total assets	19,239,267

Liabilities:
Payables:
Distribution fees (Note 8)	195
Custody fees	37,486
Fund accounting fees	24,518
Auditing fees	17,878
Non - U.S. Taxes	8,029
Transfer agent fees and expenses	6,891
Chief Compliance Officer fees	1,651
Fund administration fees	1,463
Trustees' fees and expenses	731
Accrued other expenses	10,077
Total liabilities	108,919

Net Assets	$19,130,348

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$17,785,944
Accumulated net investment income	267,866
Accumulated net realized loss on investments and foreign currency transactions	(679,536)
Net unrealized appreciation (depreciation) on:
Investments	1,756,099 *
Foreign currency translations	(25)
Net Assets	$19,130,348

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$921,058
Shares of beneficial interest issued and outstanding	121,217
Redemption Price	$7.60
Maximum sales charge (5.75% of offering price)**	0.46
Maximum public offering price to public	$8.06

Class I Shares:
Net assets applicable to shares outstanding	$18,209,290
Shares of beneficial interest issued and outstanding	2,387,682
Offering and redemption price per share	$7.63

*	Net of deferred non-U.S. taxes.
**
No sales charge applies on investments of $1,000,000 or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2016

Investment Income:
Dividends (net of foreign withholding taxes of $50,756)	$428,296
Interest	19
Total investment income	428,315

Expenses:
Fund accounting fees	227,420
Advisory fees	107,887
Custody fees	90,812
Fund administration fees	42,887
Transfer agent fees and expenses	38,676
Auditing fees	34,613
Registration fees	23,698
Miscellaneous	22,903
Offering Costs	16,815
Legal fees	13,542
Trustees' fees and expenses	7,000
Shareholder reporting fees	5,803
Chief Compliance Officer fees	5,125
Distribution fees (Note 8)	1,413
Insurance fees	1,085

Total expenses	639,679
Advisory fees waived	(107,887)
Other expenses absorbed	(382,953)
Net expenses	148,839
Net investment income	279,476

Realized and Unrealized Gain (Loss) from Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	15,616	[1]
Foreign currency transactions	(33,036)
Net realized loss	(17,420)
Net change in unrealized appreciation/depreciation on:
Investments	1,854,201	[2]
Foreign currency translations	634
Net change in unrealized appreciation/depreciation	1,854,835
Net increase from payments by affiliates (Note 4)	1,684
Net realized and unrealized gain on investments and foreign currency	1,839,099

Net Increase in Net Assets from Operations	$2,118,575

[1]	Net of non-U.S. taxes $738.
[2]	Net of non-U.S. taxes $6,971.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$279,476	$72,879
Net realized loss on investments and foreign currency transactions	(17,420)	(525,605)
Net change in unrealized appreciation/depreciation on investments and foreign
currency translations	1,854,835	(62,620)
Net increase from payments by affiliates (Note 4)	1,684	-
Net increase (decrease) in net assets resulting from operations	2,118,575	(515,346)

Distributions to Shareholders:
From net investment income:
Class A	(1,853)	(358)
Class I	(40,925)	(38,131)
Total distributions to shareholders	(42,778)	(38,489)

Capital Transactions:
Net proceeds from shares sold:
Class A	803,300	-
Class I	15,381,570	585,341	[1]
Reinvestment of distributions:
Class A	1,853	358	[1]
Class I	18,801	36,957	[1]
Cost of shares redeemed:
Class A	(294)	(86,278)	[1]
Class I2	(140,584)	(6,981,019)	[1]
Net increase (decrease) in net assets from capital transactions	16,064,646	(6,444,641)

Total increase (decrease) in net assets	18,140,443	(6,998,476)

Net Assets:
Beginning of period	989,905	7,988,381
End of period	$19,130,348	$989,905

Accumulated net investment income	$267,866	$44,673

Capital Share Transactions:
Shares sold:
Class A	119,826	-
Class I	2,262,641	86,543	[1]
Shares reinvested:
Class A	282	46	[1]
Class I	2,862	4,846	[1]
Shares redeemed:
Class A	(45)	(11,530)	[1]
Class I	(19,653)	(883,880)	[1]
Net increase (decrease) from capital share transactions	2,365,913	(803,975)

[1]
With the Plan of Reorganization with respect to Philadelphia International Emerging Markets Fund, Class I shareholders received Class A shares of the Acquiring Fund, Class IV shareholders received Class I shares of the Acquring Fund, respectively, effective as of the close of business on October 29, 2015. See Note 3 in the accompanying Notes to Financial Statements.

[2]	Net of redemption fees of $312 and $0, respectively.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Period June 30, 2014* through October 31, 2014
Net asset value, beginning of period	$6.91	$8.43	$9.40
Income from Investment Operations:
Net investment income[1]	0.14	0.12	0.08
Net realized and unrealized gain (loss) on investments	0.58	(1.50)	(0.50)
Total from investment operations	0.72	(1.38)	(0.42)

Less Distributions:
From net investment income	(0.03)	(0.14)	(0.13)
From net realized gain	-	-	(0.34)
Tax return of capital	-	-	(0.08)
Total distributions	(0.03)	(0.14)	(0.55)

Net asset value, end of period	$7.60	$6.91	$8.43

Total return[2]	10.42%	(16.47)%	(4.49)%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$921	$8	$107

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	5.58%	5.76%	1.48%	[4]
After fees waived and expenses absorbed	1.48%	1.48%	1.48%	[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(2.00)%	(2.92)%	2.34%	[4,5]
After fees waived and expenses absorbed	2.10%	1.36%	2.34%	[4]

Portfolio turnover rate	84%	95%	131%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $1,000,000 or more. If the sales charge was included total returns would be lower.

[3]	Not annualized.
[4]	Annualized.
[5]	Unaudited.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Year Ended October 31, 2016		For the Year Ended October 31, 2015	For the Year Ended October 31, 2014		For the Year Ended October 31, 2013		For the Year Ended October 31, 2012
Net asset value, beginning of period	$6.92		$8.44	$9.35		$8.74		$8.45
Income from Investment Operations:
Net investment income[1]	0.16		0.13	0.20		0.22		0.15
Net realized and unrealized gain (loss) on investments	0.58		(1.49)	(0.34)		0.65		0.20
Total from investment operations	0.74		(1.36)	(0.14)		0.87		0.35

Less Distributions:
From net investment income	(0.03)		(0.16)	(0.21)		(0.19)		(0.24)
From net realized gain	-		-	(0.46)		(0.08)		-
Tax return of capital	-		-	(0.10)		-		-
Total distributions	(0.03)		(0.16)	(0.77)		(0.27)		(0.24)

Purchase Premium	-		-	-		0.01		0.18

Redemption fee proceeds[1]	-	[2]	-	-	[2]	-	[2]	-

Net asset value, end of period	$7.63		$6.92	$8.44		$9.35		$8.74

Total return[3]	10.54%		(16.19)%	(1.44)%	[4]	10.49%		6.41%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$18,209		$982	$7,882		$52,245		$41,272

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	5.33%		5.42%	1.12%		1.11%		1.92%
After fees waived and expenses absorbed	1.23%		1.25%	1.12%		1.11%		1.25%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.75)%		(2.59)%	2.21%	[5]	2.50%	[5]	1.04%	[5]
After fees waived and expenses absorbed	2.35%		1.58%	2.21%		2.50%		1.71%

Portfolio turnover rate	84%		95%	131%		97%		86%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

[4]
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.

[5]	Unaudited.

See accompanying Notes to Financial Statements.

IMST Annual Letter – SBSIX & SBHSX
As of October 31, 2016

Segall Bryant & Hamill International Small Cap Fund (SBSIX & SBHSX):

For the last 12 months ending October 31, 2016, International Small Cap markets returned 2.98%, as measured by the MSCI EAFE Small Cap Index. On a regional basis, Japan (+13.2%) was the best-performing market, benefitting from continued easing policies and a negative interest rate environment from the Bank of Japan. Developed Asia followed closely behind, returning +12.5%, supported by muted U.S. dollar gains as the U.S. Federal Reserve (Fed) continued to remain on hold with its interest rate policies. The UK was the worst-performing region for the period (-15.9%) due to the nation’s surprise decision to break from the European Union (EU) in the “Brexit” vote. Materials was the best-performing sector (+10.7%), which aided returns for Australia (+19.8%). Portugal (-29.1%) and Italy (-15.7%) were the worst-performing individual countries as anti-EU sentiment and weakness in the banking sectors have continued to hamper their individual economies. The International Small Cap Class I portfolio returned 5.66% for the last 12 months, outperforming the index by 2.68%. As of October 31, 2016, the portfolio has outperformed the index over the three-year, five-year and since inception time frames by 1.69%, 2.41%, and 1.87%, respectively. The International Small Cap Class A portfolio returned 5.43% for the last 12 months, outperforming the index by approximately 2.45%.

Although the year began with growth beating value by more than 3%, sustained strong performance by value stocks since July allowed value to end the year about 1% ahead of growth, as measured by the MSCI EAFE Small Cap Growth and Value indices. This is in strong contrast to the prior year growth over value differential, which measured more than 5.5% through October 31, 2015.

Our stock selection outperformance was broad-based, with the portfolio stocks beating the benchmark in more than three-quarters of all countries. Stock selection in Sweden and Australia were the largest individual contributors to outperformance. In general, our models were strongest this year in Europe and the Far East, driven mainly by value factors, with the addition of earnings momentum in the Far East. Value was strong in Japan, but offset by weakness in the other factors.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (866) 490-4999.

SEGALL BRYANT & HAMILL
540 West Madison Street, Suite 1900
Chicago, IL 60661

Recent value outperformance notwithstanding, we believe that the prior relative outperformance of growth versus value stocks has created a strong valuation opportunity. Valuation spreads, a measure of how wide the valuation gap is between cheap and expensive companies, have continued to widen and appear to be at attractive levels. In our view, this positioning is supportive for our valuation-based approach going forward. Regardless, our balanced approach, using valuation coupled with measures of company strength, has historically enabled the portfolio to perform well in both value and growth environments.

Thank you for your continued support.
Scott Decatur, Ph.D.
Principal, Senior Portfolio Manager
Nicholas Fedako, CFA
Associate Portfolio Manager

The views in this letter were as of October 31st and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

SEGALL BRYANT & HAMILL
540 West Madison Street (Suite 1900)
Chicago, IL 60661

Market Risk: The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity Risk: The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. Foreign Investment Risk: The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Emerging Market Risk: Many of the risks with respect to foreign investments are more pronounced for investments in issuers in or tied economically to developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems. Management and Strategy Risk: The value of your investment depends on the judgment of the Fund’s advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Fund’s advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

SEGALL BRYANT & HAMILL
540 West Madison Street (Suite 1900)
Chicago, IL 60661

Segall Bryant & Hamill International Small Cap Fund
FUND PERFORMANCE at October 31, 2016 (Unaudited)

This graph compares a hypothetical $1,000,000 investment in the Fund’s Class I shares, made at its inception, with a similar investment in the MSCI EAFE Small Cap Index. The performance graph above is shown for the Fund’s Class I shares, Class A shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI EAFE Small Cap Index is an equity index which captures small cap representation across Developed Markets countries around the world, excluding U.S. and Canada. The index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Return as of October 31, 2016	1 Year	5 Years	Since Inception	Inception Date
Before deducting maximum sales charge
Class A¹	5.43%	-	0.52%	06/30/14
Class I²	5.66%	11.32%	7.05%	05/31/11
After deducting maximum sales charge
Class A¹	-0.61%	-	-2.00%	06/30/14
MSCI EAFE Small Cap Index	2.98%	8.91%	5.18%	05/31/11

¹
The maximum sales charge for Class A shares were 5.75%. No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

²	Class I shares do not have initial or contingent deferred sales charge.

The Fund acquired the assets and liabilities of the Philadelphia International Small Cap Fund (the “Predecessor Fund”), a series of the Glenmede Fund Inc., on October 29, 2015. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results show in the graph and the performance table above for the periods prior to October 29, 2015, reflect the performance of the Predecessor Fund.

Segall Bryant & Hamill International Small Cap Fund
FUND PERFORMANCE at October 31, 2016 (Unaudited) - Continued

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (866) 490-4999.

Gross and net expense ratios for the Class A shares were 2.14% and 1.28%, respectively and for Class I shares were 1.89% and 1.03% respectively, which were the amounts stated in the current prospectus dated March 1, 2016. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual Fund operating expenses do not exceed 1.28% and 1.03% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is in effect until October 30, 2017, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such wavers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Shares redeemed within 90 days of purchase will be charged 2.00% redemption fee.

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2016

Number of Shares		Value

	COMMON STOCKS – 98.0%
	AUSTRALIA – 6.9%
15,525	Altium Ltd.	$92,588
4,834	Ansell Ltd.	79,758
94,520	BlueScope Steel Ltd.	560,822
7,532	carsales.com Ltd.	61,077
16,041	Cedar Woods Properties Ltd.	54,910
470,202	Cromwell Property Group - REIT	325,486
146,431	CSR Ltd.	407,681
292,298	Donaco International Ltd.	96,721
126,435	Downer EDI Ltd.	560,715
47,875	ERM Power Ltd.	40,970
130,990	Estia Health Ltd.	267,042
31,298	G8 Education Ltd.	75,233
282,704	GDI Property Group - REIT	208,598
146,453	Genworth Mortgage Insurance Australia Ltd.	340,899
316,511	MACA Ltd.	423,748
241,233	Metcash Ltd. *	365,171
215,946	Myer Holdings Ltd.	193,014
26,408	Northern Star Resources Ltd.	83,567
60,528	OZ Minerals Ltd.	308,487
468,095	Seven West Media Ltd.	242,130
412,224	Southern Cross Media Group Ltd.	451,546
58,139	Virtus Health Ltd.	308,253
25,414	WorleyParsons Ltd. *	164,323
48,438	WPP AUNZ Ltd.	30,030
		5,742,769
	AUSTRIA – 1.3%
24,673	EVN A.G.	288,438
2,734	Kapsch TrafficCom A.G.	122,295
686	Palfinger A.G.	20,783
1,210	Porr Ag	43,459
10,015	RHI A.G.	252,189
61,201	UNIQA Insurance Group A.G.	394,481
		1,121,645
	BELGIUM – 1.4%
13,558	AGFA-Gevaert N.V. *	56,405
2,829	Bekaert S.A.	125,830
5,298	bpost S.A.	140,941
352	Cie d'Entreprises CFE	38,774
529	Cofinimmo S.A. - REIT	61,988
8,816	D'ieteren S.A.	388,881
28,731	Euronav N.V.	225,149
2,320	Gimv N.V.	124,786

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2016

Number of Shares		Value

	COMMON STOCKS (Continued)
	BELGIUM (Continued)
1,828	Orange Belgium S.A. *	$41,165
		1,203,919
	DENMARK – 1.6%
38,863	Alm Brand A/S	292,514
8,737	Dfds A/S	422,292
6,023	Matas A/S	116,890
10,355	NNIT A/S [1]	307,939
3,755	Solar A/S - B Shares	206,431
		1,346,066
	FINLAND – 1.9%
10,953	Atria OYJ	120,231
11,794	Cramo OYJ	310,062
16,699	HKScan OYJ - A Shares	58,107
4,585	Kesko OYJ - B Shares	227,891
13,963	Sanoma OYJ	130,817
84,748	Sponda OYJ	401,134
65,955	Technopolis OYJ	228,055
5,216	Valmet OYJ	77,467
		1,553,764
	FRANCE – 4.5%
3,475	Alten S.A.	248,361
2,176	APERAM S.A.	98,875
8,393	Assystem	251,514
1,081	Boiron S.A.	91,416
5,381	Cie des Alpes	99,587
1,013	Euronext N.V. [1]	40,537
8,518	Faurecia	313,324
7,029	GL Events	125,380
1,714	Groupe Crit	112,981
607	Guerbet	36,060
12,596	IPSOS	411,340
7,028	Korian S.A.	215,276
3,010	LISI	89,094
5,999	Manitou BF S.A.	108,324
7,435	Mersen	148,782
8,288	MGI Coutier	232,719
11,637	Neopost S.A.	352,304
5,866	Nexity S.A. *	294,556
691	Seche Environnement S.A.	21,238
3,995	Sopra Steria Group	406,341
3,138	Synergie S.A.	101,615
		3,799,624

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2016

Number of Shares		Value

	COMMON STOCKS (Continued)
	GERMANY – 5.7%
7,301	Aareal Bank A.G.	$263,389
7,100	Bauer A.G.	97,576
1,345	Carl Zeiss Meditec A.G.	48,360
11,566	CENTROTEC Sustainable A.G.	189,804
34,416	Deutz A.G.	170,002
1,405	Freenet A.G.	40,261
5,557	Gerresheimer A.G.	419,123
1,750	HeidelbergCement A.G. *	165,779
6,318	Koenig & Bauer A.G. *	296,724
7,108	Rheinmetall A.G.	492,410
12,791	RHOEN-KLINIKUM A.G.	356,000
13,457	Salzgitter A.G.	441,673
1,366	Sixt S.E.	82,770
12,069	Software A.G.	438,511
8,890	STADA Arzneimittel A.G.	445,037
2,692	Suedzucker A.G.	68,970
7,355	Surteco S.E.	185,692
23,925	Uniper S.E. *	318,431
14,134	WCM Beteiligungs & Grundbesitz-AG *	41,766
1,404	Wincor Nixdorf A.G. *	102,241
6,473	Wuestenrot & Wuerttembergische A.G.	128,607
		4,793,126
	HONG KONG – 2.6%
212,000	Century City International Holdings Ltd.	14,214
31,200	Dah Sing Banking Group Ltd.	56,481
7,200	Dah Sing Financial Holdings Ltd.	48,925
507,000	Emperor Entertainment Hotel Ltd.	122,900
1,153,100	Emperor International Holdings Ltd.	270,597
154,000	Giordano International Ltd.	81,214
11,000	Great Eagle Holdings Ltd.	48,861
600,000	Haitong International Securities Group Ltd.	385,270
1,678,000	Hsin Chong Group Holdings Ltd. *	74,644
398,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	128,294
210,700	IT Ltd.	77,699
60,000	NewOcean Energy Holdings Ltd.	15,473
92,000	Paliburg Holdings Ltd.	28,232
540,000	Playmates Toys Ltd.	84,945
483,000	Regal Real Estate Investment Trust - REIT	127,669
192,700	SITC International Holdings Co., Ltd.	114,046
360,000	Truly International Holdings Ltd.	141,111
727,400	VST Holdings Ltd.	212,904
152,000	Xinyi Glass Holdings Ltd. *	130,724
		2,164,203

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2016

Number of Shares		Value

	COMMON STOCKS (Continued)
	IRELAND – 0.7%
229,684	Hibernia REIT PLC	$323,474
679	Paddy Power Betfair PLC	70,285
4,534	Smurfit Kappa Group PLC	99,340
32,675	Total Produce PLC	62,409
		555,508
	ISRAEL – 1.6%
10,729	Africa Israel Properties Ltd.	184,526
8,848	B Communications Ltd.	195,905
24,585	Discount Investment Corp. Ltd. *	70,686
110,541	El Al Israel Airlines	107,478
6,300	Orbotech Ltd. *	172,620
55,990	Phoenix Holdings Ltd. *	159,959
62,072	Shufersal Ltd.	234,451
15,714	Tower Semiconductor Ltd. *	243,269
		1,368,894
	ITALY – 3.6%
10,561	ACEA S.p.A.	136,794
38,847	Astaldi S.p.A.	156,838
20,193	ASTM S.p.A.	218,000
8,186	Banca Mediolanum S.p.A.	56,610
213,989	Banca Popolare di Milano Scarl	98,092
4,480	Brembo S.p.A.	276,865
19,516	Buzzi Unicem S.p.A.	199,230
285,526	CIR-Compagnie Industriali Riunite S.p.A.	318,435
115,526	Immobiliare Grande Distribuzione SIIQ S.p.A. - REIT	88,895
133,564	Iren S.p.A.	239,858
1,166	Italmobiliare S.p.A.	55,305
25,317	La Doria S.p.A.	212,874
24,794	OVS S.p.A. [1]	135,755
123,920	Saras S.p.A.	215,194
58,706	Societa Cattolica di Assicurazioni SCRL	355,071
8,030	Societa Iniziative Autostradali e Servizi S.p.A.	75,188
35,215	Unipol Gruppo Finanziario S.p.A.	107,694
9,866	Vittoria Assicurazioni S.p.A.	105,375
		3,052,073
	JAPAN – 32.9%
14,850	Achilles Corp.	213,822
22,300	Aichi Corp.	180,748
135,300	Bank of Saga Ltd.	353,506
8,100	Canon Marketing Japan, Inc.	140,188
14,500	Cawachi Ltd.	373,734
10,100	Chudenko Corp.	210,244

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2016

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
3,300	Cleanup Corp.	$28,163
11,400	Coca-Cola East Japan Co., Ltd.	251,763
4,600	cocokara fine, Inc.	178,306
15,200	COMSYS Holdings Corp.	268,286
4,700	CONEXIO Corp.	63,999
3,600	Corona Corp.	38,585
5,400	Daido Metal Co., Ltd.	58,341
33,000	Daiho Corp.	181,882
1,540	Daiken Corp.	32,028
115,000	Daiwabo Holdings Co., Ltd.	278,535
10,300	Denki Kogyo Co., Ltd.	56,868
19,600	DIC Corp.	595,270
8,000	DTS Corp.	177,591
30,300	EDION Corp.	268,993
2,800	Enplas Corp.	86,641
32,400	EPS Holdings, Inc.	426,048
6,000	Exedy Corp.	171,126
3,000	Fuji Oil Holdings, Inc.	57,957
6,800	Fujibo Holdings, Inc.	215,600
7,500	Fuso Chemical Co., Ltd.	160,413
6,000	Fuso Pharmaceutical Industries Ltd.	156,422
3,900	Fuyo General Lease Co., Ltd.	198,217
28,500	G-Tekt Corp.	541,628
12,700	Hakuto Co., Ltd.	118,075
64,000	Hanwa Co., Ltd.	392,410
32,500	Haseko Corp.	317,035
18,900	Heiwa Corp.	445,151
232	Heiwa Real Estate REIT, Inc.	175,432
16,800	Hokuhoku Financial Group, Inc.	242,701
47,000	Ichigo, Inc.	204,367
39,500	Inabata & Co., Ltd.	430,519
3,200	Information Services International-Dentsu Ltd.	55,627
404	Invesco Office J-REIT, Inc.	326,683
166	Invincible Investment Corp. - REIT	80,729
5,600	J-Oil Mills, Inc.	199,447
27,000	Jaccs Co., Ltd.	106,074
153	Japan Logistics Fund, Inc. - REIT	332,786
70,300	Japan Pulp & Paper Co., Ltd.	235,965
122	Japan Rental Housing Investments, Inc. - REIT	94,347
2,200	Joshin Denki Co., Ltd.	18,860
21,000	Kaga Electronics Co., Ltd.	307,381
8,700	Kanamoto Co., Ltd.	209,474
231,000	Kanematsu Corp.	381,072
3,400	Kato Sangyo Co., Ltd.	82,123

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2016

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
8,100	Keihin Corp.	$132,001
12	Kenedix Office Investment Corp. - REIT	67,512
135	Kenedix Retail REIT Corp.	325,689
18,500	Kohnan Shoji Co., Ltd.	366,578
63,300	Kurabo Industries Ltd.	126,757
3,900	Kureha Corp.	149,499
33,600	Kyodo Printing Co., Ltd.	114,061
33,300	Kyokuto Kaihatsu Kogyo Co., Ltd.	394,062
2,300	KYORIN Holdings, Inc.	51,540
26,900	Kyowa Exeo Corp.	405,283
40,800	Leopalace21 Corp.	266,112
13,800	Macnica Fuji Electronics Holdings, Inc.	173,438
13,000	Maeda Road Construction Co., Ltd.	240,984
16,300	Mars Engineering Corp.	323,762
1,200	Maruwa Co., Ltd.	45,370
21,600	Maruzen Showa Unyu Co., Ltd.	87,743
101	MCUBS MidCity Investment Corp. - REIT	328,416
2,500	Melco Holdings, Inc.	67,846
16,700	Mie Bank Ltd.	341,102
13,500	Mirait Holdings Corp.	119,977
26,200	Misawa Homes Co., Ltd.	197,618
5,400	Mitsubishi Research Institute, Inc.	171,727
230,000	Mitsubishi Steel Manufacturing Co., Ltd.	414,513
122,000	Mitsui Engineering & Shipbuilding Co., Ltd.	169,848
29,300	Mitsui Home Co., Ltd.	129,359
7,300	Mitsui Sugar Co., Ltd.	164,767
118,000	Mitsui-Soko Holdings Co., Ltd.	356,689
27,800	MTI Ltd.	173,104
8,000	NEC Capital Solutions Ltd.	133,499
1,400	NEC Networks & System Integration Corp.	24,938
13,900	Nichirei Corp.	304,721
16,000	Nihon Unisys Ltd.	195,442
12,000	Nippo Corp.	232,059
11,550	Nippon Beet Sugar Manufacturing Co., Ltd.	225,339
26,100	Nippon Light Metal Holdings Co., Ltd.	59,482
15,300	Nippon Paper Industries Co., Ltd.	287,121
149	NIPPON REIT Investment Corp.	375,661
11,000	Nippon Steel & Sumikin Bussan Corp.	403,833
15,300	Nippon Suisan Kaisha Ltd.	73,677
77,000	Nisshin Oillio Group Ltd.	350,968
43,900	Nissin Corp.	146,096
9,800	Nohmi Bosai Ltd.	146,528
4,800	NuFlare Technology, Inc.	257,690
23,900	Okabe Co., Ltd.	204,427

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2016

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
19,100	Okamura Corp.	$187,776
15,000	Okumura Corp.	86,679
27,100	Okuwa Co., Ltd.	284,257
6,900	Osaka Steel Co., Ltd.	129,420
2,700	Paramount Bed Holdings Co., Ltd.	102,985
107,300	Press Kogyo Co., Ltd.	522,841
58,000	Prima Meat Packers Ltd.	211,271
9,500	Right On Co., Ltd.	93,668
2,400	Ryosan Co., Ltd.	74,035
20,400	Sanoh Industrial Co., Ltd.	140,837
18,600	Sanshin Electronics Co., Ltd.	164,947
25,500	Sanwa Holdings Corp.	254,830
27,000	Sanyo Special Steel Co., Ltd.	138,514
50,200	Sekisui Plastics Co., Ltd.	370,983
182,000	Shikoku Bank Ltd.	430,400
10,800	Shinko Shoji Co., Ltd.	122,037
8,000	Ship Healthcare Holdings, Inc.	234,576
8,660	Sinanen Holdings Co., Ltd.	172,011
94,000	Sojitz Corp.	247,392
13,300	Sumitomo Forestry Co., Ltd.	185,670
44,000	Sumitomo Osaka Cement Co., Ltd.	182,512
10,600	Taiho Kogyo Co., Ltd.	152,324
6,800	Tatsuta Electric Wire and Cable Co., Ltd.	27,039
3,500	Toho Holdings Co., Ltd.	73,591
5,800	Tokai Rika Co., Ltd.	108,788
1,700	Token Corp.	123,038
16,000	Tokuyama Corp. *	68,656
6,500	Tokyo Century Corp.	229,641
32,600	Tosei Corp.	244,337
11,500	Toshiba Plant Systems & Services Corp.	185,873
42,000	Tosoh Corp.	275,141
3,700	TS Tech Co., Ltd.	99,318
23,300	UKC Holdings Corp.	390,592
36,300	Vital KSK Holdings, Inc.	384,565
35,100	Yokohama Reito Co., Ltd.	355,786
8,500	Yuasa Trading Co., Ltd.	204,172
5,800	Zenkoku Hosho Co., Ltd.	249,986
		27,558,488
	NETHERLANDS – 1.3%
2,725	Accell Group	68,200
948	Arcadis N.V.	12,487
1,972	ASM International N.V.	84,119
1,349	BE Semiconductor Industries N.V.	43,928

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2016

Number of Shares		Value

	COMMON STOCKS (Continued)
	NETHERLANDS (Continued)
19,097	Delta Lloyd N.V.	$115,504
89,180	NSI N.V. - REIT	349,476
42,906	PostNL N.V. *	202,143
3,006	SBM Offshore N.V.	43,176
4,138	Wereldhave N.V. - REIT	185,302
		1,104,335
	NEW ZEALAND – 0.9%
125,139	Air New Zealand Ltd.	172,710
86,030	Chorus Ltd.	224,857
4,672	Fisher & Paykel Healthcare Corp. Ltd.	29,601
22,478	Genesis Energy Ltd.	31,505
12,182	Infratil Ltd.	25,960
13,220	Metlifecare Ltd.	54,642
74,743	New Zealand Refining Co., Ltd.	119,726
35,448	Warehouse Group Ltd.	76,047
		735,048
	NORWAY – 2.2%
14,807	Aker BP A.S.A. *	237,632
21,640	Atea A.S.A.	193,813
42,017	Austevoll Seafood A.S.A.	378,857
20,140	Avance Gas Holding Ltd. [1]	49,239
1,875	Leroy Seafood Group A.S.A.	99,146
21,104	Ocean Yield A.S.A.	176,241
76,039	SpareBank 1 Nord Norge	438,984
11,925	Stolt-Nielsen Ltd.	146,493
6,782	Subsea 7 S.A. *	76,091
		1,796,496
	PORTUGAL – 0.3%
20,444	Mota-Engil SGPS S.A.	39,945
12,323	Semapa-Sociedade de Investimento e Gestao	158,535
101,240	Sonae SGPS S.A.	80,570
		279,050
	SINGAPORE – 1.4%
180,325	AIMS AMP Capital Industrial REIT	178,860
45,500	Ascendas Hospitality Trust - REIT	24,200
65,300	Cache Logistics Trust - REIT	38,956
396,600	Chip Eng Seng Corp. Ltd.	183,862
334,500	Japfa Ltd.	211,572
79,060	k1 Ventures Ltd.	57,677
452,000	Lippo Malls Indonesia Retail Trust - REIT	126,702
533,000	Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	199,209

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2016

Number of Shares		Value

	COMMON STOCKS (Continued)
	SINGAPORE (Continued)
175,000	Yanlord Land Group Ltd.	$174,208
		1,195,246
	SPAIN – 2.2%
3,066	Cia de Distribucion Integral Logista Holdings S.A.	68,085
21,975	CIE Automotive S.A.	453,249
8,380	Corp Financiera Alba S.A.	367,211
17,550	Ebro Foods S.A.	378,741
69,498	Faes Farma S.A.	255,182
3,458	Grupo Catalana Occidente S.A.	108,978
13,435	Mediaset Espana Comunicacion S.A.	150,056
7,977	Papeles y Cartones de Europa S.A.	41,593
1,416	Tecnicas Reunidas S.A.	53,104
		1,876,199
	SWEDEN – 5.0%
4,290	Attendo A.B. [1]	36,573
14,361	B&B Tools A.B. - B Shares	319,586
46,670	Capio A.B. [1]	245,952
2,959	Castellum A.B.	40,099
42,620	Dios Fastigheter A.B.	284,300
32,857	Granges A.B.	319,214
14,414	Hemfosa Fastigheter A.B.	135,647
6,098	Holmen A.B.	208,753
693	Intrum Justitia A.B.	21,368
17,917	Investment A.B. Oresund	286,642
16,990	Inwido A.B.	185,753
6,664	JM A.B.	191,903
89,069	KappAhl A.B.	464,466
31,905	Klovern A.B. - A Shares	33,487
138,362	Klovern A.B. - B Shares	145,911
10,307	Lifco A.B. - B Shares	260,864
5,500	Loomis A.B. - Class B	156,496
47,053	Nobina A.B. [1]	315,173
33,568	Peab A.B.	284,868
8,671	Scandic Hotels Group A.B. * 1	75,601
23,775	Tethys Oil A.B.	173,070
		4,185,726
	SWITZERLAND – 4.1%
466	Allreal Holding A.G. *	68,563
378	Autoneum Holding A.G.	100,077
32	Banque Cantonale Vaudoise	20,097
5,879	BKW A.G.	273,573
4,621	Bobst Group S.A.	254,491

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2016

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
5,248	Cembra Money Bank A.G. *	$401,183
4,012	Clariant A.G. *	66,448
143	Galenica A.G.	143,347
215	Georg Fischer A.G.	190,645
4,336	Implenia A.G.	290,279
58	Intershop Holding A.G.	29,598
17,524	Kudelski S.A. *	301,924
26,712	Logitech International S.A.	646,476
163	Mobimo Holding A.G. *	39,218
1,032	Orior A.G. *	83,428
1,195	PSP Swiss Property A.G.	106,869
242	Rieter Holding A.G. *	46,023
658	SFS Group A.G. *	49,569
52	St. Galler Kantonalbank A.G.	19,508
1,239	Sunrise Communications Group A.G. * 1	84,637
80	Vetropack Holding A.G.	130,881
903	Vontobel Holding A.G.	44,210
		3,391,044
	UNITED KINGDOM – 15.9%
22,159	Amec Foster Wheeler PLC	121,291
13,439	Barratt Developments PLC	74,630
155,561	BBA Aviation PLC	492,388
16,209	Beazley PLC	72,216
19,726	Bellway PLC	571,257
6,305	Berkeley Group Holdings PLC	182,050
11,444	BGEO Group PLC	414,057
13,463	Bovis Homes Group PLC	124,825
158,926	Brammer PLC	202,305
50,997	Britvic PLC	346,430
67,474	Cape PLC	171,576
121,588	Carillion PLC	373,693
39,589	Centamin PLC	76,464
2,297	Close Brothers Group PLC	37,309
3,481	Computacenter PLC	30,954
61,492	Countrywide PLC	135,629
53,159	Crest Nicholson Holdings PLC	264,754
496,454	Debenhams PLC	326,311
7,944	Drax Group PLC	30,813
358,867	DX Group PLC	82,359
23,201	Electrocomponents PLC	105,810
5,497	EMIS Group PLC	56,282
44,862	EnQuest PLC *	14,826
194,117	Ferrexpo PLC *	238,785

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2016

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
30,043	Galliford Try PLC	$450,829
39,072	GAME Digital PLC	32,520
180,266	Gem Diamonds Ltd.	255,947
42,749	Greene King PLC	382,753
156,876	Hansteen Holdings PLC - REIT	206,416
223,905	Highland Gold Mining Ltd.	439,862
10,868	Hiscox Ltd.	135,817
17,202	Hostelworld Group PLC [1]	46,742
127,576	Indivior PLC	490,941
18,068	Intermediate Capital Group PLC	133,907
99,191	Interserve PLC	410,969
132,313	John Laing Group PLC [1]	437,750
32,337	John Menzies PLC	196,614
12,494	John Wood Group PLC	117,600
49,992	KCOM Group PLC	72,051
19,404	Lancashire Holdings Ltd.	165,540
71,253	Lookers PLC	90,047
34,502	Man Group PLC	52,661
15,386	Micro Focus International PLC	403,200
6,478	N Brown Group PLC	15,121
61,208	National Express Group PLC	275,548
92,979	NewRiver REIT PLC	352,797
32,426	Paysafe Group PLC *	171,854
4,701	Pennon Group PLC	48,017
19,325	Phoenix Group Holdings	172,790
35,103	Playtech PLC	398,722
45,475	Plus500 Ltd.	344,263
59,935	Premier Foods PLC *	33,379
21,484	SafeCharge International Group Ltd.	57,720
89,126	Safestore Holdings PLC - REIT	390,867
92,701	Soco International PLC	156,865
81,908	Softcat PLC	324,825
325,447	Spirent Communications PLC	327,638
19,744	SSP Group PLC	82,093
57,192	Stock Spirits Group PLC	110,779
1,530	Telecom Plus PLC	22,173
85,709	Telford Homes PLC	310,000
37,137	TT Electronics PLC	62,956
43,104	Tullett Prebon PLC	187,294
52,760	UDG Healthcare PLC	422,015
		13,336,896
	TOTAL COMMON STOCKS (Cost $78,113,607)	82,160,119

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2016

Number of Shares		Value

	PREFERRED STOCKS – 0.6%
	GERMANY – 0.6%
8,883	Sixt S.E.	$395,884
788	STO S.E. & Co. KGaA	94,413
1,456	Villeroy & Boch A.G.	22,383
		512,680
	TOTAL PREFERRED STOCKS (Cost $488,052)	512,680

	RIGHTS – 0.0%
	NORWAY – 0.0%
4,803	Avance Gas Holding Ltd. (Expires 11/11/2016)	1,860

	SPAIN – 0.0%
7,977	Papeles y Cartones de Europa S.A. (Expires 11/15/2016)*	1,603

	UNITED KINGDOM – 0.0%
19,938	EnQuest PLC (Expires 11/17/2016)	976
11,272	Phoenix Group Holdings (Expires 11/9/2016)*	30,629
		31,605
	TOTAL RIGHTS (Cost $36,613)	35,068

	UNITS – 0.5%
	SINGAPORE – 0.5%
496,300	Accordia Golf Trust	233,649
237,218	Croesus Retail Trust	146,631
31,000	Religare Health Trust	19,162
		399,442
	TOTAL UNITS (Cost $397,987)	399,442

Principal Amount

	SHORT-TERM INVESTMENTS – 0.5%
$443,769	UMB Money Market Fiduciary, 0.01%[2]	443,769

	TOTAL SHORT-TERM INVESTMENTS (Cost $443,769)	443,769

	TOTAL INVESTMENTS – 99.6% (Cost $79,480,028)	83,551,078
	Other Assets in Excess of Liabilities – 0.4%	315,338

	TOTAL NET ASSETS – 100.0%	$83,866,416

PLC – Public Limited Company

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2016

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,775,898.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund
SUMMARY OF INVESTMENTS
As of October 31, 2016

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	22.1%
Consumer Discretionary	17.2%
Industrials	15.9%
Materials	12.4%
Technology	9.7%
Consumer Staples	8.2%
Health Care	6.1%
Communications	3.0%
Utilities	1.7%
Energy	1.7%
Total Common Stocks	98.0%
Preferred Stocks
Consumer Discretionary	0.5%
Materials	0.1%
Total Preferred Stocks	0.6%
Rights
Consumer Discretionary	0.0%
Industrials	0.0%
Materials	0.0%
Energy	0.0%
Total Rights	0.0%
Units
Financials	0.5%
Total Units	0.5%
Short-Term Investments	0.5%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund
STATEMENT OF ASSETS AND LIABILITIES
As of October 31, 2016

Assets:
Investments, at value (cost $79,480,028)	$83,551,078
Receivables:
Investment securities sold	3,116
Fund shares sold	25,000
Dividends and interest	403,941
Prepaid expenses	15,825
Total assets	83,998,960

Liabilities:
Payables:
Investment securities purchased	5,901
Advisory fees	25,884
Distribution fees (Note 8)	2,543
Fund accounting fees	35,048
Custody fees	24,778
Auditing fees	17,871
Transfer agent fees and expenses	6,684
Fund administration fees	1,332
Chief Compliance Officer fees	909
Trustees' fees and expenses	649
Accrued other expenses	10,945
Total liabilities	132,544

Net Assets	$83,866,416

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$79,173,361
Accumulated net investment income	1,086,239
Accumulated net realized loss on investments and foreign currency transactions	(449,807)
Net unrealized appreciation (depreciation) on:
Investments	4,071,050
Foreign currency translations	(14,427)
Net Assets	$83,866,416

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$12,013,523
Shares of beneficial interest issued and outstanding	1,023,543
Redemption Price	$11.74
Maximum sales charge (5.75% of offering price)*	0.72
Maximum public offering price to public	$12.46

Class I Shares:
Net assets applicable to shares outstanding	$71,852,893
Shares of beneficial interest issued and outstanding	6,110,591
Offering and redemption price per share	$11.76

*
No sales charge applies on investments of $1,000,000 or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2016

Investment Income:
Dividends (net of foreign withholding taxes of $215,294)	$2,012,104
Interest	56
Total investment income	2,012,160

Expenses:
Advisory fees	497,435
Fund accounting fees	208,962
Custody fees	60,802
Fund administration fees	51,077
Transfer agent fees and expenses	49,152
Registration fees	48,008
Auditing fees	34,250
Distribution fees (Note 8)	27,254
Offering costs	16,668
Shareholder reporting fees	15,403
Legal fees	11,920
Miscellaneous	8,547
Trustees' fees and expenses	7,633
Chief Compliance Officer fees	4,790
Insurance fees	1,462

Total expenses	1,043,363
Advisory fees waived	(446,934)
Net expenses	596,429
Net investment income	1,415,731

Realized and Unrealized Gain (Loss) from Investments and Foreign Currency:
Net realized loss on:
Investments	(161,594)
Foreign currency transactions	(12,727)
Net realized loss	(174,321)
Net change in unrealized appreciation/depreciation on:
Investments	3,483,715
Foreign currency translations	(12,430)
Net change in unrealized appreciation/depreciation	3,471,285
Net realized and unrealized gain on investments and foreign currency	3,296,964

Net Increase in Net Assets from Operations	$4,712,695

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,415,731	$993,653
Net realized loss on investments and foreign currency transactions	(174,321)	(8,965)
Net change in unrealized appreciation/depreciation on investments and foreign
currency translations	3,471,285	1,248,418
Net increase in net assets resulting from operations	4,712,695	2,233,106

Distributions to Shareholders:
From net investment income:
Class A	(175,420)	(62,830)
Class I	(506,359)	(808,063)
From net realized gain:
Class A	(58,567)	(378)
Class I	(164,493)	(1,825,331)
Total distributions to shareholders	(904,839)	(2,696,602)

Capital Transactions:
Net proceeds from shares sold:
Class A	2,196,964	12,372,637	[1]
Class I	34,920,732	2,796,194	[1]
Reinvestment of distributions:
Class A	233,988	63,208	[1]
Class I	619,677	2,491,648	[1]
Cost of shares redeemed:
Class A	(2,644,193)	(200,103)	[1]
Class I2	(2,562,740)	(14,849,446)	[1]
Net increase in net assets from capital transactions	32,764,428	2,674,138

Total increase in net assets	36,572,284	2,210,642

Net Assets:
Beginning of period	47,294,132	45,083,490
End of period	$83,866,416	$47,294,132

Accumulated net investment income	$1,086,239	$282,585

Capital Share Transactions:
Shares sold:
Class A	194,729	1,060,936	[1]
Class I	3,174,500	249,889	[1]
Shares reinvested:
Class A	21,099	5,449	[1]
Class I	55,877	228,584	[1]
Shares redeemed:
Class A	(242,045)	(17,419)	[1]
Class I	(233,093)	(1,262,217)	[1]
Net increase from capital share transactions	2,971,067	265,222

[1]
With the Plan of Reorganization with respect to Philadelphia International Small Cap Fund, Class I shareholders received Class A shares of the Acquiring Fund, Class IV shareholders received Class I shares of the Acquring Fund, respectively, effective as of the close of business on October 29, 2015. See Note 3 in the accompanying Notes to Financial Statements.

[2]	Net of redemption fees of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Period June 30, 2014* through October 31, 2014
Net asset value, beginning of period	$11.36	$11.57	$12.76
Income from Investment Operations:
Net investment income[1]	0.26	0.21	0.07
Net realized and unrealized gain (loss) on investments	0.35	0.28	(1.09)
Total from investment operations	0.61	0.49	(1.02)

Less Distributions:
From net investment income	(0.17)	(0.22)	(0.17)
From net realized gain	(0.06)	(0.48)	-
Total distributions	(0.23)	(0.70)	(0.17)

Net asset value, end of period	$11.74	$11.36	$11.57

Total return[2]	5.43%	4.47%	(8.10)%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,013	$11,927	$9

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.09%	1.29%	1.16%	[4]
After fees waived and expenses absorbed	1.28%	1.29%	1.16%	[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.55%	2.11%	1.65%	[4,5]
After fees waived and expenses absorbed	2.36%	2.11%	1.65%	[4]

Portfolio turnover rate	94%	130%	101%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $1,000,000 or more. If the sales charge was included total returns would be lower.

[3]	Not annualized.
[4]	Annualized.
[5]	Unaudited.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Year Ended October 31, 2014		For the Year Ended October 31, 2013		For the Year Ended October 31, 2012
Net asset value, beginning of period	$11.36	$11.57	$11.77		$8.88		$8.32
Income from Investment Operations:
Net investment income[1]	0.29	0.27	0.30		0.26		0.27
Net realized and unrealized gain on investments	0.34	0.23	0.16	[2]	2.85		0.47
Total from investment operations	0.63	0.50	0.46		3.11		0.74

Less Distributions:
From net investment income	(0.17)	(0.23)	(0.33)		(0.25)		(0.21)
From net realized gain	(0.06)	(0.48)	(0.33)		-		-
Total distributions	(0.23)	(0.71)	(0.66)		(0.25)		(0.21)

Purchase Premium	-	-	-		0.03		0.03

Redemption fee proceeds[1]	-	-	-	[3]	-	[3]	-

Net asset value, end of period	$11.76	$11.36	$11.57		$11.77		$8.88

Total return[4]	5.66%	4.61%	3.96%		35.97%		9.41%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$71,853	$35,367	$45,074		$22,049		$6,800

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.84%	1.06%	0.97%		1.35%		2.75%
After fees waived and expenses absorbed	1.03%	1.06%	0.97%		1.10%		1.10%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.80%	2.34%	2.44%	[5]	2.30%	[5]	1.56%	[5]
After fees waived and expenses absorbed	2.61%	2.34%	2.44%		2.55%		3.21%

Portfolio turnover rate	94%	130%	101%		103%		85%

[1]	Based on average shares outstanding for the period.
[2]
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.

[3]	Amount represents less than $0.01 per share.
[4]
Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

[5]	Unaudited.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2016

Note 1 – Organization
Segall Bryant & Hamill Emerging Markets Fund (the “Emerging Markets Fund”) and Segall Bryant & Hamill International Small Cap Fund (the “International Small Cap Fund”) (each a “Fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Emerging Markets Fund’s primary investment objective is to seek long-term capital appreciation. The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on June 30, 2014. The Fund’s Class I shares commenced investment operations on June 30, 2011. The Emerging Markets Fund (the “Successor Fund”) acquired the assets and liabilities of the Philadelphia International Emerging Markets Fund (the “Predecessor Fund”), a series of the Glenmede Fund Inc., on October 29, 2015. With respect to the Philadelphia International Emerging Markets Fund, Class I shareholders received Class A shares of the Successor Fund, and Class IV shareholders received Class I shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements.

The International Small Cap Fund’s primary investment objective is to seek long-term capital appreciation. The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on June 30, 2014. The Fund’s Class I shares commenced investment operations on May 31, 2011. The International Small Cap Fund (the “Successor Fund”) acquired the assets and liabilities of the Philadelphia International Small Cap Fund (the “Predecessor Fund”), a series of the Glenmede Fund Inc., on October 29, 2015. With respect to the Philadelphia International Small Cap Fund, Class I shareholders received Class A shares of the Successor Fund, and Class IV shareholders received Class I shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2016

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2016

Offering costs incurred with the start up of the Funds are amortized on a straight line basis over a one-year period from October 29, 2015 (Plan of Reorganization). The Emerging Markets Fund incurred offering costs of approximately $17,011 and the International Small Cap Fund incurred offering costs of approximately $16,866.

(c) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2016

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax years ended October 31, 2013-2015, and as of and during the year ended October 31, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Funds declare and pay dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Preferred Stocks
Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

Note 3 – Reorganization Information
On June 30, 2015, Philadelphia International Advisors LP (“Philadelphia International”), the investment adviser to the Philadelphia International Emerging Markets Fund and the Philadelphia International Small Cap Fund (each a “Portfolio” and collectively, the “Portfolios”), sold certain of its assets (the “Transaction”), including those assets relating to the management of the Portfolios to Segall Bryant & Hamill, LLC (“Segall”), the portfolio management team that has managed the Portfolios joined Segall and continued to manage the Portfolios in the same capacity at Segall. On May 18, 2015, the Board of Directors (the “Board”) of The Glenmede Fund, Inc. approved an Interim Investment Advisory Agreements (the “Interim Advisory Agreements”), on behalf of each Portfolio, with Segall effective upon the closing of the Transaction. The fee rates under the Interim Advisory Agreements are the same as the prior investment advisory agreements with Philadelphia International.

On May 18, 2015, the Board also approved proposed new investment advisory agreements with Segall, subject to shareholder approval (the “New Advisory Agreements”) prior to the expiration of the Interim Advisory Agreements.

On May 18, 2015, the Board also approved an Agreement and Plan of Reorganization for each Portfolio relating to the reorganization of each Portfolio (each, a “Reorganization”) into a newly created series of the Investment Managers Series Trust (each an “Acquiring Fund”). Each Acquiring Fund will have substantially similar investment objectives, investment policies and restrictions as its corresponding Portfolio and will continue to be managed by the same investment management team that currently manages each Portfolio. Each Reorganization is subject to the completion of certain conditions, including approval by the applicable Portfolio’s shareholders.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2016

This tax-free reorganization was accomplished on October 29, 2015 (the “Closing Date”), by exchanging the assets and liabilities of the Philadelphia International Emerging Markets Fund and the Philadelphia International Small Cap Fund for shares of the Emerging Markets Fund and International Small Cap Value Fund, respectively. Class I and Class IV shares of the Philadelphia International Emerging Markets Fund were exchanged for 1,154 shares of Class A of the Emerging Markets Fund (valued at $7,950) and 141,832 shares of Class I of the Emerging Markets Fund (valued at $978,111), respectively. Class I and Class IV shares of the Philadelphia International Small Cap Fund were exchanged for 1,049,760 shares of Class A of the International Small Cap Fund (valued at $11,853,058) and 3,113,307 shares of Class I of the International Small Cap Fund (valued at $35,143,444), respectively.

Note 4 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Segall (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of each Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.48% and 1.23% of the average daily net assets of the Emerging Markets Fund’s Class A shares and Class I shares, respectively. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.28% and 1.03% of the average daily net assets of the International Small Cap Fund’s Class A shares and Class I shares, respectively. These agreements are in effect until October 30, 2017, and they may be terminated before that date only by the Trust’s Board of Trustees.

Prior to the close of business on October 29, 2015, investment advisory services were provided to the Predecessor Funds by Philadelphia International (the “Previous Advisor”), which received investment management fees for their services pursuant to the terms of the investment advisory agreements for each of the Predecessor Funds. The investment advisory fees, which were computed daily and paid monthly, were payable at the following annual rates for the Predecessor Funds, calculated as a percentage of each particular Fund’s average daily net assets: Philadelphia International Emerging Markets Fund, 0.65%; and Philadelphia International Small Cap Fund, 0.60%.

For the year ended October 31, 2016, the Advisor waived fees and absorbed other expenses as follows:

	Advisory fees waived	Other expenses absorbed	Total
Emerging Markets Fund	$107,887	$382,953	$490,840
International Small Cap Fund	446,934	-	446,934
	$554,821	$382,953	$937,774

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2016

The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Funds for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred. The Advisor may recapture all or a portion of this amount no later than October 31, of the years stated below:

	Emerging Markets Fund	International Small Cap Fund
2018	$1,387	$1,564
2019	490,840	446,934
Total	$492,227	$448,498

From November 1, 2014 to the close of business on October 29, 2015, the Previous Advisor contractually agreed to waive a portion of its fees in amounts necessary to limit the Predecessor Funds’ operating expenses to an annual rate (as a percentage of the average daily net assets) as follows:

	Predecessor Fund (Philadelphia International Emerging Markets Fund )	Predecessor Fund (Philadelphia International Small Cap Fund )
Class I	1.48%	1.33%
Class IV	1.25%	1.10%

For the period November 1, 2014 through October 29, 2015, the Previous Advisor waived it advisory fees and absorbed other expenses totaling $190,845 and $0 for the Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund, respectively.

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Prior to the close of business on October 29, 2015, State Street served as the Predecessor Funds’ administrator, transfer agent, dividend-paying agent and custodian.

Prior to the close of business on October 29, 2015, Quasar Distributors, LLC (“Quasar”) served as the Predecessor Funds’ distributor and principal underwriter.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the year ended October 31, 2016, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Prior to the close of business on October 29, 2015, Foreside Fund Officer Services, LLC (f/k/a Foreside Compliance Services, LLC) served as the Glenmede Fund, Inc.’s Chief Compliance Officer and each Predecessor Fund paid a portion of the CCO service fee.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2016

The advisor reimbursed the Emerging Markets Fund $1,684 for expenses related to the Plan of Reorganization. This amount is reported on the Fund’s Statement of Operations under the caption, “Net increase from payment by affiliates.”

Note 5 – Federal Income Taxes
At October 31, 2016, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Emerging Markets Fund	International Small Cap Fund
Cost of investments	$17,502,263	$80,054,825

Gross unrealized appreciation	$2,145,843	$8,185,512
Gross unrealized depreciation	(466,598)	(4,689,259)
Net unrealized appreciation on investments	$1,679,245	$3,496,253

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2016, permanent differences in book and tax accounting have been reclassified to paid-in capital, accumulated net investment income/loss and accumulated net realized gain/loss as follows:

Increase (Decrease)
	Paid-in Capital	Accumulated Net Investment Income/Loss	Accumulated Net Realized Gain/Loss
Emerging Markets Fund	$(3,440)	$(13,505)	$16,945
International Small Cap Fund	$(21,361)	$69,702	$(48,341)

As of October 31, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Emerging Markets Fund	International Small Cap Fund
Undistributed ordinary income	$345,613	$1,535,596
Undistributed long-term capital gains	-	-
Accumulated earnings	345,613	1,535,596

Accumulated capital losses	(599,422)	(313,317)
Other losses	(74,036)	(11,050)
Unrealized appreciation on investments	1,679,245	3,496,253
Unrealized depreciation on foreign currency translations	(6,996)	(14,427)
Total accumulated earnings	$1,344,404	$4,693,055

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2016

As of October 31, 2016, the Funds had accumulated capital loss carryforwards as follows:

	Not Subject to Expiration:
	Short-Term	Long-Term	Total
Emerging Markets Fund	$428,486	$170,936	$599,422
International Small Cap Fund	313,317	-	313,317

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue
Code limitations.

The tax character of distributions paid during the fiscal years ended October 31, 2016, and October 31, 2015 were as follows:

	Emerging Markets Fund		International Small Cap Fund
	2016	2015	2016	2015
Distributions paid from:
Ordinary Income	$42,778	$38,489	$816,814	$1,258,281
Net long-term capital gains	-	-	88,025	1,438,321
Return of capital	-	-	-	-
Total distributions paid	$42,778	$38,489	$904,839	$2,696,602

Note 6 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the year ended October 31, 2016, the Emerging Markets and International Small Cap Funds received $312 and $0, respectively, in redemptions fees.

Note 7 – Investment Transactions
For the year ended October 31, 2016, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Emerging Markets Fund	$26,269,740	$9,996,655
International Small Cap Fund	84,284,963	51,391,050

Note 8 – Distribution Plan
The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, payable to IMST Distributors, LLC. Class I shares do not pay any distribution fees.

For the year ended October 31, 2016, distribution fees incurred by each Fund’s Class A shares are disclosed on the Statement of Operations.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2016

Note 9 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2016

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2016, in valuing the Funds’ assets carried at fair value:

Emerging Markets Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Bermuda	$27,451	$-	$-	$27,451
Brazil	1,044,059	-	-	1,044,059
Chile	20,565	156,308	-	176,873
China	5,039,066	-	-	5,039,066
Colombia	89,205	-	-	89,205
Czech Republic	27,233	-	-	27,233
Egypt	90,873	-	-	90,873
Greece	73,494	-	-	73,494
Hungary	-	19,370	-	19,370
India	619,084	1,063,534	-	1,682,618
Indonesia	571,124	-	-	571,124
Malaysia	476,164	-	-	476,164
Mexico	669,398	-	-	669,398
Peru	37,672	-	-	37,672
Philippines	-	244,254	-	244,254
Poland	186,922	-	-	186,922
Qatar	206,849	-	-	206,849
Russia	674,605	-	-	674,605
South Africa	1,314,887	-	-	1,314,887
South Korea	2,616,795	-	-	2,616,795
Taiwan	2,320,678	-	-	2,320,678
Thailand	-	437,343	-	437,343
Turkey	260,505	-	-	260,505
United Arab Emirates	184,603	-	-	184,603

Preferred Stocks
Brazil	436,827	-	-	436,827
Colombia	35,701	-	-	35,701
South Korea	176,096	-	-	176,096
Rights	-	42	-	42
Units	20,373	-	-	20,373
Short-Term Investments	40,428	-	-	40,428
Total Investments	$17,260,657	$1,920,851	$-	$19,181,508

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2016

International Small Cap Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks
Australia	$5,742,769	$-	$-	$5,742,769
Austria	1,121,645	-	-	1,121,645
Belgium	1,203,919	-	-	1,203,919
Denmark	1,346,066	-	-	1,346,066
Finland	1,553,764	-	-	1,553,764
France	3,799,624	-	-	3,799,624
Germany	4,793,126	-	-	4,793,126
Hong Kong	2,164,203	-	-	2,164,203
Ireland	555,508	-	-	555,508
Israel	1,368,894	-	-	1,368,894
Italy	3,052,073	-	-	3,052,073
Japan	27,558,488	-	-	27,558,488
Netherlands	1,104,335	-	-	1,104,335
New Zealand	735,048	-	-	735,048
Norway	1,796,496	-	-	1,796,496
Portugal	279,050	-	-	279,050
Singapore	1,195,246	-	-	1,195,246
Spain	1,876,199	-	-	1,876,199
Sweden	4,185,726	-	-	4,185,726
Switzerland	3,391,044	-	-	3,391,044
United Kingdom	13,336,896	-	-	13,336,896
Preferred Stocks
Germany	512,680	-	-	512,680
Rights
Norway	-	1,860	-	1,860
Spain	1,603	-	-	1,603
United Kingdom	30,629	976	-	31,605
Units	399,442	-	-	399,442
Short-Term Investments	443,769	-	-	443,769
Total Investments	$83,548,242	$2,836	$-	$83,551,078

*	The Fund held level 3 securities valued at zero at period end.
**	The Fund did not hold any Level 3 securities at period end.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2016

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. Transfers between Level 1 and Level 2 relate to the use of systematic fair valuation. When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. The following is a reconciliation of transfers between Levels for the Funds from October 31, 2015 to October 31, 2016, represented by recognizing the October 31, 2016 market value of securities:

	Emerging Markets Fund	International Small Cap Fund
Transfers into Level 1	$-	$426,550
Transfers out of Level 1	(226,556)	-
Net transfers in (out) of Level 1	$(226,556)	$426,550

Transfers into Level 2	$226,556	$-
Transfers out of Level 2	-	(426,550)
Net transfers in (out) of Level 2	$226,556	$(426,550)

Note 11 – Recently Issued Accounting Pronouncements
Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 12 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

The Funds declared the payment of a distribution to be paid, on December 19, 2016, to shareholders of record on December 16, 2016 as follows:

		Long Term Capital Gain	Short Term Capital Gain	Income
Emerging Markets Fund	Class A Shares	$0.00	$0.00	$0.13717
Emerging Markets Fund	Class I Shares	0.00	0.00	0.15104
International Small Cap Fund	Class A Shares	0.00	0.00	0.18579
International Small Cap Fund	Class I Shares	0.00	0.00	0.21191

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Investment Managers Series Trust and
Shareholders of Segall Bryant & Hamill Funds

We have audited the accompanying statements of assets and liabilities of the Segall Bryant & Hamill Emerging Markets Fund and the Segall Bryant & Hamill International Small Cap Fund (the “Funds”), each a series of Investment Managers Series Trust, including the schedules of investments, as of October 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the two years in the period ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. Other auditors have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board, the financial highlights for each of the three years in the period ended October 31, 2014, and in their report, dated December 23, 2014, they expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Segall Bryant & Hamill Emerging Markets Fund and the Segall Bryant & Hamill International Small Cap Fund as of October 31, 2016, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 30, 2016

Segall Bryant & Hamill Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Qualified Dividend Income
For the year ended October 31, 2016, 67.52% and 78.46%, respectively, of the dividends paid from net investment income, including short-term capital gains (if any), for the Emerging Markets Fund and International Small Cap Fund, respectively, is designated as qualified dividend income.

Corporate Dividends Received Deduction
For the year ended October 31, 2016, 0% and 0%, respectively, of the dividends paid from net investment income, including short-term capital gains (if any), for the Emerging Markets Fund and International Small Cap Fund, respectively, qualifies for the dividends received deduction available to corporate shareholders.

Long-term Capital Gain
The International Small Cap Fund designates $223,060 as a long-term capital gain distribution.

Foreign Taxes Paid
Pursuant to Section 853 of the Internal Revenue Code of 1986, as amended, the Emerging Markets Fund and International Small Cap Fund, respectively, designates $342,641 and $1,707,082 of income derived from foreign sources and $50,756 and $175,293 of foreign taxes paid for the year ended October 31, 2016.

Of the ordinary income (including short-term capital gain) distributions made (or to be made) for the year ended October 31, 2016, the proportionate share of income derived from foreign sources and foreign taxes paid attributable to one share of stock are:

	Foreign Source Income	Foreign Taxes Paid
Emerging Markets Fund	$0.1366	$0.0202
International Small Cap Fund	$0.2393	$0.0246

Trustees and Officers Information
Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (866) 490-4999. The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
Charles H. Miller[a] (born 1947) Trustee	Since November 2007	Retired (2013 - present). Executive Vice President, Client Management and Development, Access Data, a Broadridge company, a provider of technology and services to asset management firms (1997-2012).	80	None.

Segall Bryant & Hamill Funds
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	Retired (2016 - present). President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 - 2015).	80	Select Sector SPDR Trust, a registered investment company (includes 11 portfolios).
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014 - present). Independent financial services consultant (1996 - 2014). Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003 - 2006). Senior Vice President, Oppenheimer Management Company (1983 - 1996). Chairman, NICSA, an investment management trade association (1993 - 1996).	80	None.
John P. Zader [a] (born 1961) Trustee	Since November 2007	Retired (June 2014 - present). CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund (December 2006 - June 2014). President, Investment Managers Series Trust (December 2007 - June 2014).	80	Investment Managers Series Trust II, a registered investment company (includes 12 portfolios).
Interested Trustee:
Eric M. Banhazl b† (born 1957) Trustee	Since January 2008	Chairman (2016 - present), and President (2006 - 2015), Mutual Fund Administration, LLC, the co-administrator for the Fund. Trustee and Vice President, Investment Managers Series Trust (December 2007 - March 2016).	80	Investment Managers Series Trust II, a registered investment company (includes 12 portfolios).

Segall Bryant & Hamill Funds
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Officers of the Trust:
Maureen Quill [a] (born 1963) President	Since June 2014
Chief Operating Officer (June 2014 - present), and Executive Vice President, UMB Fund Services, Inc. (January 2007 - June 2014). Vice President, Investment Managers Series Trust (December 2013 - June 2014).
			N/A	N/A
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Co-Chief Executive Officer (2016 - present), and Vice President (2006 - 2015), Mutual Fund Administration, LLC.	N/A	N/A
Joy Ausili[b] (born 1966) Vice President, Assistant Secretary and Assistant Treasurer	Since March 2016
Co-Chief Executive Officer (2016 - present), and Vice President (2006 - 2015), Mutual Fund Administration, LLC. Secretary and Assistant Treasurer, Investment Managers Series Trust (December 2007 - March 2016).
			N/A	N/A
Diane Drake[b] (born 1967) Secretary	Since March 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 - present). Managing Director and Senior Counsel (2010 - 2015), BNY Mellon Investment Servicing (US) Inc.	N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since June 2014
Principal, Dziura Compliance Consulting, LLC (October 2014 - present). Managing Director, Cipperman Compliance Services (2010 - September 2014). Chief Compliance Officer, Hanlon Investment Management (2009 - 2010). Vice President - Compliance, Morgan Stanley Investment Management (2000 - 2009).
			N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740.
Address for Mr. Dziura: 39 Stafford Square, Boyertown, Pennsylvania 19512.
c	Trustees and officers serve until their successors have been duly elected.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position with Mutual Fund Administration, LLC.

Segall Bryant & Hamill Funds
EXPENSE EXAMPLES
For the Six Months Ended October 31, 2016 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2016 to October 31, 2016.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Emerging Markets Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/16	10/31/16	5/1/16 – 10/31/16
Class A	Actual Performance	$ 1,000.00	$ 1,120.90	$ 7.88
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.71	7.49
Class I	Actual Performance	1,000.00	1,123.70	6.57
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.95	6.24

*
Expenses are equal to the Fund’s annualized expense ratio of 1.48% and 1.23% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Segall Bryant & Hamill Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended October 31, 2016 (Unaudited)

International Small Cap Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/16	10/31/16	5/1/16 – 10/31/16
Class A	Actual Performance	$ 1,000.00	$ 1,039.90	$ 6.56
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.70	6.50
Class I	Actual Performance	1,000.00	1,040.70	5.28
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.96	5.23

*
Expenses are equal to the Fund’s annualized expense ratio of 1.28% and 1.03% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Segall Bryant & Hamill Emerging Markets Fund
 Segall Bryant & Hamill International Small Cap Fund
Each a series of Investment Managers Series Trust

Investment Advisor
Segall Bryant & Hamill
540 West Madison Street, Suite 1900
Chicago, Illinois 60661

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Segall Bryant & Hamill Emerging Markets Fund - Class A	SBHEX	46141Q 675
Segall Bryant & Hamill Emerging Markets Fund - Class I	SBEMX	46141Q 667
Segall Bryant & Hamill International Small Cap Fund - Class A	SBHSX	46141Q 659
Segall Bryant & Hamill International Small Cap Fund - Class I	SBSIX	46141Q 642

Privacy Principles of the Segall Bryant & Hamill Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Segall Bryant & Hamill Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (866) 490-4999, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (866) 490-4999 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Funds at (866) 490-4999. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Segall Bryant & Hamill Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (866) 490-4999

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-866-490-4999.

Item 3. Audit Committee Financial Expert.

The registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  John P. Zader is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2016	FYE 10/31/2015
Audit Fees	$29,600	$28,500
Audit-Related Fees	N/A	N/A
Tax Fees	$5,600	$5,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2016	FYE 10/31/2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 10/31/2016	FYE 10/31/2015
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed November 8, 2016.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date:	1/09/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date:	1/09/17

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date:	1/09/17